Schedule of Change in Deferred Consideration (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Consideration
Deferred stock consideration, Balance			$ 11,456,639
Deferred cash consideration, Balance	3,016,343	2,889,792	5,650,775
Deferred consideration payment, Balance	322,000	810,000
Stock consideration, Working capital adjustment			(108,691)
Cash consideration, Working capital adjustment
Stock consideration, Issuance of shares and payment to shareholders			(4,085,075)
Cash consideration, Issuance of shares and payment to shareholders			(3,000,000)
Stock consideration, Issuance of payment consideration			(1,643,699)
Stock consideration, Issuance of payment consideration			(430,000)
Consideration payment, Issuance of payment consideration			430,000
Stock consideration, Gain recognized in the consolidated statements of operations			(5,645,107)
Stock consideration, Fair value adjustment			455,933
Cash consideration, Fair value adjustment	114,960	126,551	239,017
Consideration payment, Fair value adjustment	(235,000)	(488,000)	380,000
Deferred stock consideration, Balance
Deferred cash consideration, Balance	3,131,303	3,016,343	2,889,792
Deferred consideration payment, Balance	87,000	322,000	810,000
Deferred consideration payment, Balance	3,338,343	3,699,792
Consideration payment, Fair value adjustment	(120,040)	(361,449)
Deferred consideration payment, Balance	$ 3,218,303	$ 3,338,343	$ 3,699,792